Long-term Prepayments for Lease	12 Months Ended
Dec. 31, 2017
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Long-term Prepayments for Lease
18.	LONG-TERM PREPAYMENTS FOR LEASE

Long-term prepayments for lease mainly represented land use rights located in China with periods for use from 40 to 70 years and will expire from 2049 to 2074, respectively.